CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [Abstract]
CASH AND CASH EQUIVALENTS
18.	CASH AND CASH EQUIVALENTS

	December 31, 2024 US$’000	December 31, 2023 US$’000
Cash at bank and in hand	5,167	3,691

Cash and cash equivalents	5,167	3,691